Subsequent Events (Details) $ / shares in Units, $ in Millions, $ in Millions	1 Months Ended
	Jan. 31, 2019 USD ($)	Mar. 31, 2019 USD ($) $ / shares	Mar. 31, 2019 CAD ($)	Feb. 28, 2019	Jan. 01, 2019 drillship	Dec. 31, 2018 USD ($)	Oct. 10, 2018 USD ($)
Subsequent Event [Line Items]
Total debt principal						$ 7,086
Secured Debt | New Secured Notes
Subsequent Event [Line Items]
Tender offer, aggregate repurchase amount							$ 56
Total debt principal						$ 769
Subsequent Event
Subsequent Event [Line Items]
Collection of receivables	$ 26
Subsequent Event | Sonadrill
Subsequent Event [Line Items]
Number of drillships | drillship					4
Subsequent Event | Secured Debt | New Secured Notes
Subsequent Event [Line Items]
Majority of Note holders to consent to proposed amendments				50.00%
Tender offer, aggregate repurchase amount			$ 311
Tender offer, price | $ / shares		$ 107
Total debt principal		$ 458